Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 040
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2025 (dollar amounts in millions).

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Total
Common stock — LP	$32.6	$—	$32.6
Mutual funds	135.5	—	135.5
Collective trust funds	—	375.6	375.6
Total investments, at fair value	$168.1	$375.6	$543.6
Stable value fund*	—	—	35.3
Total investments	$168.1	$375.6	$579.0

The following table sets forth by level, within the fair value hierarchy, the Plan's assets at fair value as of December 31, 2024 (dollar amounts in millions).

	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Observable Inputs (Level 2)	Total
Common stock — LP	$45.6	$—	$45.6
Mutual funds	137.3	—	137.3
Collective trust funds	—	326.8	326.8
Total investments, at fair value	$182.9	$326.8	$509.8
Stable value fund*	—	—	34.6
Total investments	$182.9	$326.8	$544.3
*The Stable Value Fund is measured at fair value in the tables above using the NAV per share (or its equivalent) practical expedient and has not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy table to the amounts presented in the Statements of Net Assets Available for Benefits.